Property, Plant and Equipment	12 Months Ended
Jan. 01, 2011
Notes to Financial Statements [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment follows (in thousands):

	January 1, 2011	January 2, 2010
Land	$44,864	$18,386
Buildings and improvements	110,988	52,059
Machinery and equipment	336,856	244,962
Vehicles	91,015	56,221
Aircraft	11,650	—
Construction in process	36,312	3,919
	631,685	375,547
Accumulated depreciation	(238,265)	(223,565)
	$393,420	$151,982